Accounts and transactions with related parties (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Andronico Luksic Craig [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	6,062,786-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Commitments made by entity, related party transactions	$ 13,557	$ 5,399
Related party transactions charges credits on income	$ 6,718	3,509
Francisco Prez Mackenna [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	6,525,286-4
Country of incorporation	Chile
Description of nature of related party relationship	Chairman of CCU
Description of transactions with related party	Sales of products
Commitments made by entity, related party transactions	$ 1,264	108
Related party transactions charges credits on income	$ 709	102
Armin Kunstmann Telge [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	6,770,473-8
Country of incorporation	Chile
Description of nature of related party relationship	Chairman of subsidiary
Description of transactions with related party	Sales of products
Commitments made by entity, related party transactions	$ 245	180
Related party transactions charges credits on income	$ 186	171
Representaciones Chile Beer Kevin Michael Szot E. I. R. L. [Member] | Sale Of Shares [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	52,000,721-0
Country of incorporation	Chile
Description of nature of related party relationship	Subsidiary shareholder until April 29, 2024
Description of transactions with related party	Sale of shares
Commitments made by entity, related party transactions	$ 208,755
Related party transactions charges credits on income
Canal 13 Spa [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,115,132-0	76,115,132-0
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Services received	Services received
Commitments made by entity, related party transactions	$ 983,007	$ 1,222,804	$ 1,155,452
Related party transactions charges credits on income	$ (983,007)	$ (1,222,804)	(1,155,452)
Inversiones Irsa Ltda [Member] | Dividends Paid [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,313,970-0	76,313,970-0
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller	Related to the controller
Description of transactions with related party	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 5,120,726	$ 2,813,685	8,471,325
Related party transactions charges credits on income
Hapaglloyd Chile Spa [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,380,217-5	76,380,217-5
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Services received	Services received
Commitments made by entity, related party transactions	$ 105,374	$ 138,858	573,035
Related party transactions charges credits on income	$ (72,313)	54,479
Watts S [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,455,830-8
Country of incorporation	Chile
Description of nature of related party relationship	Related joint venture shareholder
Description of transactions with related party	Sales of products
Commitments made by entity, related party transactions	$ 48,306	13,333
Related party transactions charges credits on income	$ 36,713	$ 10,133
Saam Logistics S. A. [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,729,932-K	76,729,932-K
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Services received	Services received
Commitments made by entity, related party transactions	$ 528,370	$ 450,508	667,898
Related party transactions charges credits on income
Yanghe Chile Spa [Member] | Dividends Paid [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,800,322-K	76,800,322-K
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Shareholder of subsidiary	Shareholder of subsidiary
Description of transactions with related party	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 891,244	$ 1,871,881	2,240,801
Related party transactions charges credits on income
Cerveceria Kunstmann Ltda [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Commitments made by entity, related party transactions	$ 791,367	739,372
Related party transactions charges credits on income	$ 494,640	554,529
Cerveceria Kunstmann Ltda [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services received
Commitments made by entity, related party transactions	$ 173,154	145,231
Related party transactions charges credits on income	$ (173,154)	(145,231)
Cerveceria Kunstmann Ltda [Member] | Collection Of Product Sales [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Collection of product sales
Commitments made by entity, related party transactions	$ 572,254
Related party transactions charges credits on income	$ 23,819
Panda Sp A [Member] | Purchase Of Shares [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,450,163-0
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Purchase of shares
Commitments made by entity, related party transactions	$ 250,000	1,000,000
Related party transactions charges credits on income
M B B Sp A [Member] | Purchase Of Shares [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,486,593-4
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Purchase of shares
Commitments made by entity, related party transactions	$ 250,000	1,000,000
Related party transactions charges credits on income
Comercial Patagona Ltda [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,755,610-K	77,755,610-K
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Subsidiary of joint venture	Subsidiary of joint venture
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 13,056,638	$ 6,584,400	11,376,459
Related party transactions charges credits on income	$ 5,423,136	$ 4,240,894	7,327,373
Comercial Patagona Ltda [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,755,610-K	77,755,610-K
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Subsidiary of joint venture	Subsidiary of joint venture
Description of transactions with related party	Services received	Services received
Commitments made by entity, related party transactions	$ 820,748	$ 900,166	499,147
Related party transactions charges credits on income	$ (820,748)	$ (900,166)	(499,147)
Inversiones P F I Chile Ltda [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	78,259,420-6	78,259,420-6
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Shareholder of joint operation	Shareholder of joint operation
Description of transactions with related party	Services received	Services received
Commitments made by entity, related party transactions	$ 99,376	$ 344,652
Related party transactions charges credits on income	$ (99,376)	$ (344,652)
Inversiones P F I Chile Ltda [Member] | Purchase Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	78,259,420-6	78,259,420-6
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Shareholder of joint operation	Shareholder of joint operation
Description of transactions with related party	Purchase of products	Purchase of products
Commitments made by entity, related party transactions	$ 23,106,203	$ 21,182,529	20,804,801
Related party transactions charges credits on income
Inversiones P F I Chile Ltda [Member] | Services Provided [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	78,259,420-6	78,259,420-6
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Shareholder of joint operation	Shareholder of joint operation
Description of transactions with related party	Services provided	Services provided
Commitments made by entity, related party transactions	$ 6,539,386	$ 6,584,400	4,136,850
Related party transactions charges credits on income	$ 6,539,386	$ 6,584,400	4,136,850
Cervecera Valdivia S A [Member] | Dividends Paid [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	79,985,340-K	79,985,340-K
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Shareholder of subsidiary	Shareholder of subsidiary
Description of transactions with related party	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 833,684	$ 2,023,511	2,497,851
Related party transactions charges credits on income
Cooperativa Agricola Control Pisquero De Elqui Y Limari Ltda [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Sales of products
Commitments made by entity, related party transactions	$ 14,604	12,494
Related party transactions charges credits on income	$ 7,955	8,249
Cooperativa Agricola Control Pisquero De Elqui Y Limari Ltda [Member] | Dividends Paid [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Dividends paid
Commitments made by entity, related party transactions	$ 1,465,381	1,617,375
Related party transactions charges credits on income
Cooperativa Agricola Control Pisquero De Elqui Y Limari Ltda [Member] | Purchase Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Purchase of products
Commitments made by entity, related party transactions	$ 8,166,757	8,533,943
Related party transactions charges credits on income
Cooperativa Agricola Control Pisquero De Elqui Y Limari Ltda [Member] | Loan Recovery [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Loan recovery
Commitments made by entity, related party transactions		71,381
Related party transactions charges credits on income		722
Nestle Chile Sa [Member] | Dividends Paid [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	90,703,000-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Dividends paid
Commitments made by entity, related party transactions	$ 9,428,103	6,876,759
Related party transactions charges credits on income
Quinenco Sa [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	91,705,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Controller's shareholder
Description of transactions with related party	Sales of products
Commitments made by entity, related party transactions	$ 20,593	45,293
Related party transactions charges credits on income	$ 10,239	33,970
Empresa Nacional De Energia Enex Sa [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	92,011,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Commitments made by entity, related party transactions	$ 659,752	445,859
Related party transactions charges credits on income	$ (659,752)	(445,859)
Empresa Nacional De Energia Enex Sa [Member] | Purchase Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	92,011,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Purchase of products
Commitments made by entity, related party transactions	$ 355,449	374,278
Related party transactions charges credits on income	$ (355,449)	$ (374,278)
Antofagasta Minerals Sa [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	93,920,000-2	93,920,000-2
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 735	$ 259	1,405
Related party transactions charges credits on income	$ 360	$ 192	1,042
Inversiones Enex Sa [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	94,625,000-7	94,625,000-7
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 2,159,882	$ 2,235,409	1,953,745
Related party transactions charges credits on income	$ 936,483	$ 1,587,187	1,387,200
Inversiones Y Rentas Sa [Member] | Dividends Paid [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,427,000-7	96,427,000-7
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Controller	Controller
Description of transactions with related party	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 44,180,306	$ 24,275,754	73,088,417
Related party transactions charges credits on income
Inversiones Y Rentas Sa [Member] | Services Provided [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,427,000-7	96,427,000-7
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Controller	Controller
Description of transactions with related party	Services provided	Services provided
Commitments made by entity, related party transactions	$ 12,120	$ 11,602	10,557
Related party transactions charges credits on income	$ 12,120	$ 11,602	10,557
Banchile Corredores De Bolsa Sa [Member] | Investment [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,571,220-8	96,571,220-8
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Investments	Investments
Commitments made by entity, related party transactions	$ 8,900,000	$ 95,600,000	149,300,000
Related party transactions charges credits on income
Banchile Corredores De Bolsa Sa [Member] | Investment Rescue [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,571,220-8	96,571,220-8
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Investment Rescue	Investment Rescue
Commitments made by entity, related party transactions	$ 8,903,287	$ 96,739,832	148,410,149
Related party transactions charges credits on income	$ 3,287	$ 139,832	110,149
Empresas Carozzi Sa [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,591,040-9	96,591,040-9
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Shareholder of joint operation	Shareholder of joint operation
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 169,387	$ 164,423	137,697
Related party transactions charges credits on income	$ 128,734	$ 156,202	129,228
Empresas Carozzi Sa [Member] | Purchase Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,591,040-9	96,591,040-9
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Shareholder of joint operation	Shareholder of joint operation
Description of transactions with related party	Purchase of products	Purchase of products
Commitments made by entity, related party transactions	$ 8,450,811	$ 7,529,691	6,177,739
Related party transactions charges credits on income
Inversiones Punta Brava S A [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,657,690-1	96,657,690-1
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 1,343	$ 1,313	1,177
Related party transactions charges credits on income	$ 680	$ 919	824
Inversiones Punta Brava S A [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,657,690-1	96,657,690-1
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Services received	Services received
Commitments made by entity, related party transactions	$ 118,239	$ 153,253	449,860
Related party transactions charges credits on income	$ (118,239)	$ (153,253)	(449,860)
Transbank Sa [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,689,310-9	96,689,310-9
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Services received	Services received
Commitments made by entity, related party transactions	$ 185,941	$ 228,315	311,390
Related party transactions charges credits on income	$ (185,941)	$ (228,315)	(311,390)
SAAM Extraportuario S.A. [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,798,520-1	96,798,520-1
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Services received	Services received
Commitments made by entity, related party transactions	$ 13,899	$ 130,016	243,771
Related party transactions charges credits on income
Rdf Media Sp A [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,810,030-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Commitments made by entity, related party transactions	$ 191,714	78,765
Related party transactions charges credits on income	$ (191,714)	(78,765)
Cerveceria Austral Sa [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Description of transactions with related party	Sales of products
Commitments made by entity, related party transactions	$ 103,812	171,926
Related party transactions charges credits on income	$ 36,334	123,998
Cerveceria Austral Sa [Member] | Purchase Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Description of transactions with related party	Purchase of products
Commitments made by entity, related party transactions	$ 24,758,860	25,295,168
Related party transactions charges credits on income
Cerveceria Austral Sa [Member] | Services Provided [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Description of transactions with related party	Services provided
Commitments made by entity, related party transactions	$ 707,709	406,768
Related party transactions charges credits on income	$ 707,709	406,768
Cerveceria Austral Sa [Member] | Dividends Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Description of transactions with related party	Dividends received
Commitments made by entity, related party transactions	$ 899,143	1,190,908
Related party transactions charges credits on income
Cerveceria Austral Sa [Member] | Royalty Service [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Description of transactions with related party	Royalty
Commitments made by entity, related party transactions	$ 4,558,224	4,552,895
Related party transactions charges credits on income	$ (4,558,224)	(4,552,895)
Bancode Chile [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Commitments made by entity, related party transactions	$ 353,212	320,417
Related party transactions charges credits on income	$ 257,153	286,706
Bancode Chile [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Commitments made by entity, related party transactions	$ 2,802	5,589
Related party transactions charges credits on income	$ (2,802)	(5,589)
Bancode Chile [Member] | Investment [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Investments
Commitments made by entity, related party transactions	$ 28,530,440	35,000,000
Related party transactions charges credits on income
Bancode Chile [Member] | Investment Rescue [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Investment Rescue
Commitments made by entity, related party transactions	$ 28,866,521	35,088,765
Related party transactions charges credits on income	$ 336,081	88,765
Bancode Chile [Member] | Interests [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Interests
Commitments made by entity, related party transactions		15,202
Related party transactions charges credits on income		(15,202)
Bancode Chile [Member] | Derivative Service [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Derivatives
Commitments made by entity, related party transactions	$ 64,956,737	62,119,774
Related party transactions charges credits on income	$ (442,469)	(148,869)
Aguasde Origen S. A. [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Argentina
Description of nature of related party relationship	Associate of subsidiary
Description of transactions with related party	Services received
Commitments made by entity, related party transactions	$ 218,750
Related party transactions charges credits on income	$ (218,750)
Aguas De Origen S A [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Argentina
Description of nature of related party relationship	Joint venture of subsidiary until June 30, 2024
Description of transactions with related party	Services received
Commitments made by entity, related party transactions	$ 3,124,256
Related party transactions charges credits on income	$ (3,124,256)
Aguas De Origen S A [Member] | Purchase Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Argentina
Description of nature of related party relationship	Joint venture of subsidiary until June 30, 2024
Description of transactions with related party	Purchase of products
Commitments made by entity, related party transactions		2,094,249
Related party transactions charges credits on income
Aguas De Origen S A [Member] | Services Provided [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Argentina
Description of transactions with related party	Services provided
Commitments made by entity, related party transactions	$ 15,482,092	6,905,615
Related party transactions charges credits on income	$ 15,482,092	6,905,615
Aguas De Origen S A [Member] | Capital Contribution [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Argentina
Description of nature of related party relationship	Joint venture of subsidiary until June 30, 2024
Description of transactions with related party	Capital contribution
Commitments made by entity, related party transactions		4,545,020
Related party transactions charges credits on income
Aguas De Origen S A [Member] | Consignation Sales [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Argentina
Description of nature of related party relationship	Joint venture of subsidiary until June 30, 2024
Description of transactions with related party	Consignation sales
Commitments made by entity, related party transactions	$ 50,722,957	50,786,322
Related party transactions charges credits on income
Aguas De Origen S A [Member] | Loan [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Argentina
Description of nature of related party relationship	Joint venture of subsidiary until June 30, 2024
Description of transactions with related party	Loan
Commitments made by entity, related party transactions		1,716,741
Related party transactions charges credits on income		283,599
Aguas De Origen S A [Member] | Loan Payment [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Argentina
Description of nature of related party relationship	Joint venture of subsidiary until June 30, 2024
Description of transactions with related party	Loan payment
Commitments made by entity, related party transactions		545,944
Related party transactions charges credits on income
Danone Argentina S A [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Argentina
Description of nature of related party relationship	Related to the associate's shareholder
Description of transactions with related party	Services received
Commitments made by entity, related party transactions	$ 167,391
Related party transactions charges credits on income	$ (167,391)
Danone Argentina S A [Member] | Purchase Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Argentina
Description of nature of related party relationship	Related to the associate's shareholder
Description of transactions with related party	Purchase of products
Commitments made by entity, related party transactions	$ 1,180
Related party transactions charges credits on income	$ (1,180)
Ecor Ltda [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Bolivia	Bolivia
Description of nature of related party relationship	Related to the subsidiary's shareholder	Related to the subsidiary's shareholder
Description of transactions with related party	Services received	Services received
Commitments made by entity, related party transactions	$ 275,146	$ 38,930	78,996
Related party transactions charges credits on income	$ (275,146)	(38,930)	(78,996)
Inversiones Bebinv S.a. [Member] | Capital Contribution [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Bolivia
Description of nature of related party relationship	Related to the subsidiary's shareholder
Description of transactions with related party	Capital contribution
Commitments made by entity, related party transactions	$ 2,708,166	2,631,809
Related party transactions charges credits on income
Inversiones Bebinv S.a. [Member] | Contribution Of Capital [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Bolivia
Description of nature of related party relationship		Related to the subsidiary's shareholder
Description of transactions with related party		Capital contribution
Commitments made by entity, related party transactions		$ 2,631,809	1,648,121
Related party transactions charges credits on income
Central Cervecera De Colombia Sas [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Colombia
Description of nature of related party relationship	Joint venture
Description of transactions with related party	Services received
Commitments made by entity, related party transactions	$ 337,073	310,546
Related party transactions charges credits on income	$ (337,073)	(310,546)
Central Cervecera De Colombia Sas [Member] | Capital Contribution [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Colombia
Description of nature of related party relationship	Joint venture
Description of transactions with related party	Capital contribution
Commitments made by entity, related party transactions	$ 10,658,097	4,176,846
Related party transactions charges credits on income
Central Cervecera De Colombia Sas [Member] | Reimbursement Of Expenses [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Colombia
Description of nature of related party relationship	Joint venture
Description of transactions with related party	Reimbursement of expenses
Commitments made by entity, related party transactions	$ 349,421
Related party transactions charges credits on income	$ (349,421)
Central Cervecera De Colombia Sas [Member] | Contribution Of Capital [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Colombia
Description of nature of related party relationship		Joint venture
Description of transactions with related party		Capital contribution
Commitments made by entity, related party transactions		$ 4,176,846	10,328,704
Related party transactions charges credits on income
Amstel Brouwerijen B V [Member] | Royalty Service [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of transactions with related party	Royalty
Commitments made by entity, related party transactions	$ 1,592,389	479,859
Related party transactions charges credits on income	$ (1,592,389)	$ (479,859)
Amstel Brouwerijen B V [Member] | License And Technical Assistance [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Netherlands
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Royalty
Commitments made by entity, related party transactions		$ 479,859	971,055
Related party transactions charges credits on income		(479,859)	(971,055)
Heineken Brouwerijen Bv [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Commitments made by entity, related party transactions	$ 130,946	71,520
Related party transactions charges credits on income	$ (130,946)	(71,520)
Heineken Brouwerijen Bv [Member] | Purchase Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Purchase of products
Commitments made by entity, related party transactions	$ 10,717,369	17,637,986
Related party transactions charges credits on income
Heineken Brouwerijen Bv [Member] | Royalty Service [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Royalty
Commitments made by entity, related party transactions	$ 22,229,029	15,409,594
Related party transactions charges credits on income	$ (22,229,029)	(15,409,594)
Aerocentro S A [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related until March 16,2023
Description of transactions with related party	Sales of products
Commitments made by entity, related party transactions		357
Related party transactions charges credits on income		250
Ana Yakisich [Member] | Sale Of Shares [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Sale of shares
Commitments made by entity, related party transactions	$ 8,556,390
Related party transactions charges credits on income
Ana Yakisich [Member] | Share Exchange Delivery Of Shares [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Share exchange - Delivery of shares
Commitments made by entity, related party transactions	$ 1,394,986
Related party transactions charges credits on income
Ana Yakisich [Member] | Share Exchange Acquisition Of Shares [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Share exchange - Acquisition of shares
Commitments made by entity, related party transactions	$ 4,506,668
Related party transactions charges credits on income
Antonio Vierci [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Share exchange - Delivery of shares
Commitments made by entity, related party transactions	$ 1,394,986
Related party transactions charges credits on income
Antonio Vierci [Member] | Sale Of Shares [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Sale of shares
Commitments made by entity, related party transactions	$ 8,556,390
Related party transactions charges credits on income
Antonio Vierci [Member] | Share Exchange Acquisition Of Shares [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Share exchange - Acquisition of shares
Commitments made by entity, related party transactions	$ 4,506,668
Related party transactions charges credits on income
Banco B A S A S A [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Related until March 16,2023	Related until March 16,2023
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions		$ 103	1,796
Related party transactions charges credits on income		$ 72	1,257
Cadena Farmacenter Sa [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Related until March 16,2023	Related until March 16,2023
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions		$ 14,606	14,883
Related party transactions charges credits on income		$ 10,224	10,418
Chajha Sa [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Related until March 16,2023	Related until March 16,2023
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions		$ 809	6,320
Related party transactions charges credits on income		$ 566	4,424
Consignataria De Ganado Sa [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Related until March 16,2023	Related until March 16,2023
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions		$ 62	705
Related party transactions charges credits on income		$ 44	493
Emprendimientos Hoteleros Saeca [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Related until March 16,2023	Related until March 16,2023
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions		$ 1,259	21,279
Related party transactions charges credits on income		881	14,895
ENEX Paraguay S.R.L. [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Commitments made by entity, related party transactions	$ 3,319	53,980
Related party transactions charges credits on income	$ 1,385	37,786
ENEX Paraguay S.R.L. [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Commitments made by entity, related party transactions	$ 10,094	5,607
Related party transactions charges credits on income	$ (10,094)	(5,607)
ENEX Paraguay S.R.L. [Member] | Purchase Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Purchase of products
Commitments made by entity, related party transactions	$ 14,925	7,952
Related party transactions charges credits on income
Ganaderia Las Pampas S [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related until March 16,2023
Description of transactions with related party	Sales of products
Commitments made by entity, related party transactions		712
Related party transactions charges credits on income		$ 498
Grfica Editorial Intersudamericana Sa [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Related until March 16,2023	Related until March 16,2023
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions		$ 45	490
Related party transactions charges credits on income		31	343
Horacio Cartes [Member] | Dividends Paid [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related until March 16,2023
Description of transactions with related party	Dividends paid
Commitments made by entity, related party transactions		2,513,295
Related party transactions charges credits on income
La Misin Sa [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Related until March 16,2023	Related until March 16,2023
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions		$ 257	1,278
Related party transactions charges credits on income		180	894
Palemo Sa [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related until March 16,2023
Description of transactions with related party	Sales of products
Commitments made by entity, related party transactions		4,790
Related party transactions charges credits on income		$ 3,353
Pamplona Sa [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Related until March 16,2023	Related until March 16,2023
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions		$ 12	1,302
Related party transactions charges credits on income		$ 9	912
Prana S A [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Related until March 16,2023	Related until March 16,2023
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions		$ 79	348
Related party transactions charges credits on income		56	243
Sarah Cartes [Member] | Purchase Of Shares [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related until March 16,2023
Description of transactions with related party	Purchase of shares
Commitments made by entity, related party transactions		3,205,058
Related party transactions charges credits on income
Sudameris Bank SAECA [Member] | Purchase Of Shares [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related until February 20, 2024
Description of transactions with related party	Purchase of shares
Commitments made by entity, related party transactions	$ 31,549,348
Related party transactions charges credits on income
Tabacalera Del Este Sa [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Related until March 16,2023	Related until March 16,2023
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions		$ 4,578	44,089
Related party transactions charges credits on income		$ 3,204	30,863
Societ Des Produits Nestl S A [Member] | Royalty Service [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Switzerland	Switzerland
Description of nature of related party relationship	Related to the subsidiary's shareholder	Related to the subsidiary's shareholder
Description of transactions with related party	Royalty	Royalty
Commitments made by entity, related party transactions	$ 666,188	$ 746,462	721,098
Related party transactions charges credits on income	$ (666,188)	$ (746,462)	(721,098)
Vina Tabali S A [Member] | Services Provided [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		76,178,803-5
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Services provided
Commitments made by entity, related party transactions			1,849
Related party transactions charges credits on income			1,849
Inversiones Ro Elqui Spa [Member] | Loan Payment [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		76,486,051-9
Country of incorporation		Chile
Description of nature of related party relationship		Related to non-controlling subsidiary
Description of transactions with related party		Loan payment
Commitments made by entity, related party transactions			26,088
Related party transactions charges credits on income			(1,088)
Cervecera Kunstmann Ltda [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		77,051,330-8
Country of incorporation		Chile
Description of nature of related party relationship		Related to non-controlling subsidiary
Description of transactions with related party		Sales of products
Commitments made by entity, related party transactions		$ 739,372	832,185
Related party transactions charges credits on income		$ 554,529	644,128
Cervecera Kunstmann Ltda [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		77,051,330-8
Country of incorporation		Chile
Description of nature of related party relationship		Related to non-controlling subsidiary
Description of transactions with related party		Services received
Commitments made by entity, related party transactions		$ 145,231	144,026
Related party transactions charges credits on income		$ (145,231)	(144,026)
Cooperativa Agrcola Control Pisquero De Elqui Y Limar Ltda One [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		81,805,700-8
Country of incorporation		Chile
Description of nature of related party relationship		Shareholder of subsidiary
Description of transactions with related party		Sales of products
Commitments made by entity, related party transactions		$ 12,494	9,021
Related party transactions charges credits on income		$ 8,249	5,956
Cooperativa Agrcola Control Pisquero De Elqui Y Limar Ltda One [Member] | Dividends Paid [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		81,805,700-8
Country of incorporation		Chile
Description of nature of related party relationship		Shareholder of subsidiary
Commitments made by entity, related party transactions		$ 1,617,375	2,655,807
Related party transactions charges credits on income
Cooperativa Agrcola Control Pisquero De Elqui Y Limar Ltda One [Member] | Loan And Interest [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		81,805,700-8
Country of incorporation		Chile
Description of nature of related party relationship		Shareholder of subsidiary
Description of transactions with related party		Loan recovery
Commitments made by entity, related party transactions		$ 71,381	32,772
Related party transactions charges credits on income		$ 722	2,751
Nestl Chile S A [Member] | Dividends Paid [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		90,703,000-8
Country of incorporation		Chile
Description of nature of related party relationship		Shareholder of subsidiary
Description of transactions with related party		Dividends paid
Commitments made by entity, related party transactions		$ 6,876,759	8,447,312
Related party transactions charges credits on income
Quienco S A [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		91,705,000-7
Country of incorporation		Chile
Description of nature of related party relationship		Controller's shareholder
Description of transactions with related party		Sales of products
Commitments made by entity, related party transactions		$ 45,293	39,859
Related party transactions charges credits on income		$ 33,970	27,941
Empresa Nacional De Energa Enex S A [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		92,011,000-2
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Services received
Commitments made by entity, related party transactions		$ 445,859	502,566
Related party transactions charges credits on income		$ (445,859)	(502,566)
Empresa Nacional De Energa Enex S A [Member] | Purchase Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		92,011,000-2
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Purchase of products
Commitments made by entity, related party transactions		$ 374,278	293,324
Related party transactions charges credits on income		$ (374,278)	(293,324)
Empresa Nacional De Energa Enex S A [Member] | Purchase Of Fixed Assets [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		92,011,000-2
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Purchase of fixed assets
Commitments made by entity, related party transactions			173,828
Related party transactions charges credits on income
Radiodifusin Sp A [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		96,810,030-0
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Services received
Commitments made by entity, related party transactions		$ 78,765	103,396
Related party transactions charges credits on income		$ (78,765)	(103,396)
Cervecera Austral S A One [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		96,919,980-7
Country of incorporation		Chile
Description of nature of related party relationship		Joint venture
Description of transactions with related party		Sales of products
Commitments made by entity, related party transactions		$ 171,926	146,738
Related party transactions charges credits on income		$ 123,998	105,831
Cervecera Austral S A One [Member] | Purchase Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		96,919,980-7
Country of incorporation		Chile
Description of nature of related party relationship		Joint venture
Description of transactions with related party		Purchase of products
Commitments made by entity, related party transactions		$ 25,295,168	23,629,417
Related party transactions charges credits on income
Cervecera Austral S A One [Member] | Services Provided [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		96,919,980-7
Country of incorporation		Chile
Description of nature of related party relationship		Joint venture
Description of transactions with related party		Services provided
Commitments made by entity, related party transactions		$ 406,768	376,620
Related party transactions charges credits on income		$ 406,768	376,620
Cervecera Austral S A One [Member] | Dividends Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		96,919,980-7
Country of incorporation		Chile
Description of nature of related party relationship		Joint venture
Description of transactions with related party		Dividends received
Commitments made by entity, related party transactions		$ 1,190,908	3,374,340
Related party transactions charges credits on income
Cervecera Austral S A One [Member] | Royalty Service [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		96,919,980-7
Country of incorporation		Chile
Description of nature of related party relationship		Joint venture
Description of transactions with related party		Royalty
Commitments made by entity, related party transactions		$ 4,552,895	5,628,246
Related party transactions charges credits on income		$ (4,552,895)	(5,628,246)
Bancode Chile One [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		97,004,000-5
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Sales of products
Commitments made by entity, related party transactions		$ 320,417	257,898
Related party transactions charges credits on income		$ 286,706	230,765
Bancode Chile One [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		97,004,000-5
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Services received
Commitments made by entity, related party transactions		$ 5,589	42,572
Related party transactions charges credits on income		$ (5,589)	(42,572)
Bancode Chile One [Member] | Investment [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		97,004,000-5
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Investments
Commitments made by entity, related party transactions		$ 35,000,000	282,850,110
Related party transactions charges credits on income
Bancode Chile One [Member] | Investment Rescue [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		97,004,000-5
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Investment Rescue
Commitments made by entity, related party transactions		$ 35,088,765	305,336,443
Related party transactions charges credits on income		$ 88,765	495,848
Bancode Chile One [Member] | Interests [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		97,004,000-5
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Interests
Commitments made by entity, related party transactions		$ 15,202	267,368
Related party transactions charges credits on income		$ (15,202)	(267,368)
Bancode Chile One [Member] | Derivative Service [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		97,004,000-5
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Derivatives
Commitments made by entity, related party transactions		$ 62,119,774	77,238,037
Related party transactions charges credits on income		$ (148,869)	(234,142)
Heineken Brouwerijen B V One [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Netherlands
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Services received
Commitments made by entity, related party transactions		$ 71,520	95,279
Related party transactions charges credits on income		$ (71,520)	(95,279)
Heineken Brouwerijen B V One [Member] | Purchase Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Netherlands
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Purchase of products
Commitments made by entity, related party transactions		$ 17,637,986	16,543,178
Related party transactions charges credits on income
Heineken Brouwerijen B V One [Member] | License And Technical Assistance [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Netherlands
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Royalty
Commitments made by entity, related party transactions		$ 15,409,594	19,199,831
Related party transactions charges credits on income		$ (15,409,594)	(19,199,831)
Aerocentro S.a [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Paraguay
Description of nature of related party relationship		Related until March 16,2023
Description of transactions with related party		Sales of products
Commitments made by entity, related party transactions		$ 357	1,452
Related party transactions charges credits on income		$ 250	1,016
Cementos Concepcion Sae [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Paraguay
Description of nature of related party relationship		Related until March 16,2023
Description of transactions with related party		Sales of products
Commitments made by entity, related party transactions			2,366
Related party transactions charges credits on income			1,656
Cigar Trading Srl [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Paraguay
Description of nature of related party relationship		Related until March 16,2023
Description of transactions with related party		Sales of products
Commitments made by entity, related party transactions			848
Related party transactions charges credits on income			593
Club Libertad [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Paraguay
Description of nature of related party relationship		Related until March 16,2023
Description of transactions with related party		Sales of products
Commitments made by entity, related party transactions			12,982
Related party transactions charges credits on income			9,087
E N E X Paraguay S R L One [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Paraguay
Description of nature of related party relationship		Related to the subsidiary's shareholder
Description of transactions with related party		Sales of products
Commitments made by entity, related party transactions			196,738
Related party transactions charges credits on income			137,716
Fundacin Ramn T Cartes [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Paraguay
Description of nature of related party relationship		Related until March 16,2023
Description of transactions with related party		Sales of products
Commitments made by entity, related party transactions			741
Related party transactions charges credits on income			518
Ganadera Las Pampas Sa [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Paraguay
Description of nature of related party relationship		Related until March 16,2023
Description of transactions with related party		Sales of products
Commitments made by entity, related party transactions			3,930
Related party transactions charges credits on income			2,751
Palermo Sa [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Paraguay
Description of nature of related party relationship		Related until March 16,2023
Description of transactions with related party		Sales of products
Commitments made by entity, related party transactions		$ 4,790	9,613
Related party transactions charges credits on income		$ 3,353	6,729
Qsr Sa [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Paraguay
Description of nature of related party relationship		Related until March 16,2023
Description of transactions with related party		Sales of products
Commitments made by entity, related party transactions			339,904
Related party transactions charges credits on income			237,933
Saga Gym S. R. L. [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Paraguay
Description of nature of related party relationship		Related until March 16,2023
Description of transactions with related party		Sales of products
Commitments made by entity, related party transactions			541
Related party transactions charges credits on income			379
Water Latam S. L. [Member] | Purchase Of Shares [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Spain
Description of nature of related party relationship		Associate controller
Description of transactions with related party		Purchase of shares
Commitments made by entity, related party transactions			25,594,237
Related party transactions charges credits on income